Amounts Due to Directors (Tables)	12 Months Ended
Aug. 31, 2025
Amounts Due to Directors [Abstract]
Schedule of Amounts Due to Directors
	As of August 31,
	2025	2024
Amounts due to directors
Lam Tak Shing	$32,274	$357,584
Kwan Suk Yee	5,821	—
	38,095	357,584